Exhibit 99
Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	April 2010
Payment Date	5/17/2010
Transaction Month	1
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-143316 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.

			Weighted Avg Remaining
	Dollar Amount	# of Receivables	Term at Cutoff
I. ORIGINAL DEAL PARAMETERS
Initial Pool Balance	$1,199,999,885.68	56,457	55.1 months
Original Securities:	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Class A-1 Notes	$285,000,000.00	0.38364%	May 15, 2011
Class A-2 Notes	$203,800,000.00	0.720%	September 15, 2012
Class A-3 Notes	$382,000,000.00	1.320%	June 15, 2014
Class A-4 Notes	$144,600,000.00	2.150%	June 15, 2015
Class B Notes	$32,050,000.00	2.930%	November 15, 2015
Class C Notes	$21,400,000.00	3.220%	March 15, 2016
Class D Notes	$21,400,000.00	4.050%	October 15, 2016

Total	$1,090,250,000.00

II. AVAILABLE FUNDS
Interest:
Interest Collections	$4,826,616.76

Principal:
Principal Collections	$25,977,139.19
Prepayments in Full	$25,597,819.55
Liquidation Proceeds	$0.00
Recoveries	$0.00

Sub Total	$51,574,958.74

Collections	$56,401,575.50

Purchase Amounts:
Purchase Amounts Related to Principal	$1,360,465.32
Purchase Amounts Related to Interest	$6,088.34

Sub Total	$1,366,553.66

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds — Total	$57,768,129.16

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	April 2010
Payment Date	5/17/2010
Transaction Month	1

				Carryover	Remaining
	Calculated Amount	Amount Paid	Shortfall	Shortfall	Available Funds
III. DISTRIBUTIONS
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$57,768,129.16
Servicing Fee	$999,999.90	$999,999.90	$0.00	$0.00	$56,768,129.26
Interest — Class A-1 Notes	$57,705.85	$57,705.85	$0.00	$0.00	$56,710,423.41
Interest — Class A-2 Notes	$69,292.00	$69,292.00	$0.00	$0.00	$56,641,131.41
Interest — Class A-3 Notes	$238,113.33	$238,113.33	$0.00	$0.00	$56,403,018.08
Interest — Class A-4 Notes	$146,809.17	$146,809.17	$0.00	$0.00	$56,256,208.91
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$56,256,208.91
Interest — Class B Notes	$44,344.74	$44,344.74	$0.00	$0.00	$56,211,864.17
Second Priority Principal Payment	$27,057,681.43	$27,057,681.43	$0.00	$0.00	$29,154,182.74
Interest — Class C Notes	$32,539.89	$32,539.89	$0.00	$0.00	$29,121,642.85
Third Priority Principal Payment	$21,400,000.00	$21,400,000.00	$0.00	$0.00	$7,721,642.85
Interest — Class D Notes	$40,927.50	$40,927.50	$0.00	$0.00	$7,680,715.35
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$7,680,715.35
Regular Principal Payment	$236,542,318.57	$7,680,715.35	$0.00	$0.00	$0.00
Additional Trustee Fees and	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00

Total		$57,768,129.16

Principal Payment:
First Priority Principal Payment	$0.00
Second Priority Principal Payment	$27,057,681.43
Third Priority Principal Payment	$21,400,000.00
Regular Principal Payment	$7,680,715.35

Total	$56,138,396.78

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of
		Original		Original		Per $1,000 of
	Actual	Balance	Actual	Balance	Actual	Original Balance
IV. NOTEHOLDER PAYMENTS
Class A-1 Notes	$56,138,396.78	$196.98	$57,705.85	$0.20	$56,196,102.63	$197.18
Class A-2 Notes	$0.00	$0.00	$69,292.00	$0.34	$69,292.00	$0.34
Class A-3 Notes	$0.00	$0.00	$238,113.33	$0.62	$238,113.33	$0.62
Class A-4 Notes	$0.00	$0.00	$146,809.17	$1.02	$146,809.17	$1.02
Class B Notes	$0.00	$0.00	$44,344.74	$1.38	$44,344.74	$1.38
Class C Notes	$0.00	$0.00	$32,539.89	$1.52	$32,539.89	$1.52
Class D Notes	$0.00	$0.00	$40,927.50	$1.91	$40,927.50	$1.91

Total	$56,138,396.78	$51.49	$629,732.48	$0.58	$56,768,129.26	$52.07

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	April 2010
Payment Date	5/17/2010
Transaction Month	1

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
V. NOTE BALANCE AND POOL INFORMATION

Class A-1 Notes	$285,000,000.00	1.0000000	$228,861,603.22	0.8030232
Class A-2 Notes	$203,800,000.00	1.0000000	$203,800,000.00	1.0000000
Class A-3 Notes	$382,000,000.00	1.0000000	$382,000,000.00	1.0000000
Class A-4 Notes	$144,600,000.00	1.0000000	$144,600,000.00	1.0000000
Class B Notes	$32,050,000.00	1.0000000	$32,050,000.00	1.0000000
Class C Notes	$21,400,000.00	1.0000000	$21,400,000.00	1.0000000
Class D Notes	$21,400,000.00	1.0000000	$21,400,000.00	1.0000000

Total	$1,090,250,000.00	1.0000000	$1,034,111,603.22	0.9485087

Pool Information Weighted Average APR		4.731%		4.662%
Weighted Average Remaining Term		55.10		54.25
Number of Receivables Outstanding		56,457		54,767
Pool Balance		$1,199,999,885.68		$1,147,064,009.53
Adjusted Pool Balance (Pool Balance — YSOC Amount)		$1,068,880,979.44		$1,020,392,318.57
Pool Factor		1.0000000		0.9558868

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance				$11,999,998.86
Targeted Credit Enhancement Amount				$17,205,960.14
Yield Supplement Overcollateralization Amount				$126,671,690.96
Targeted Overcollateralization Amount				$131,877,652.24
Actual Overcollateralization Amount (EOP Pool Balance — EOP Note Balance)				$112,952,406.31

VII. RECONCILIATION OF RESERVE ACCOUNT
Beginning Reserve Account Balance				$11,999,998.86
Reserve Account Deposits Made				$0.00
Reserve Account Draw Amount				$0.00

Ending Reserve Account Balance				$11,999,998.86
Change in Reserve Account Balance				$0.00
Specified Reserve Balance				$11,999,998.86

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	April 2010
Payment Date	5/17/2010
Transaction Month	1

	# of Receivables	Amount
VIII. NET LOSSES AND DELINQUENT RECEIVABLES
Realized Loss	103	$452.09
(Recoveries)	0	$0.00

Net Losses for Current Collection Period		$452.09
Cumulative Net Losses Last Collection Period		$0.00

Cumulative Net Losses for all Collection Periods		$452.09

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)		0.00%

	% of EOP Pool	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.27%	161	$3,141,495.40
61-90 Days Delinquent	0.00%	0	$0.00
91-120 Days Delinquent	0.00%	0	$0.00
Over 120 Days Delinquent	0.00%	0	$0.00

Total Delinquent Receivables	0.27%	161	$3,141,495.40

Repossesion Inventory:

Repossesed in the Current Collection Period		10	$203,771.42
Total Repossesed Inventory		10	$203,771.42

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.0000%
Preceding Collection Period			0.0000%
Current Collection Period			0.0005%
Three Month Average			0.0000%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.0000%
Preceding Collection Period			0.0000%
Current Collection Period			0.0000%
Three Month Average			0.0000%